Basis of preparation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Basis of preparation
Profit or (Loss) for the period	$ (5,692,847)	$ 2,077,468
Accumulated losses	(335,199,151)		$ (329,506,304)
Operating cash flows	$ (512,887)	$ 2,242,715